Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39911
Entity Registrant Name	Patria Investments Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Nexus Way, 4th floor
Entity Address, Postal Zip Code	KY1-9006
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Title of 12(b) Security	Class A common shares, par value US$0.0001 per share
Trading Symbol	PAX
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001825570
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Common Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	66,523,122
Class B Common Share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	92,945,430
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	60 Nexus Way, 4th floor
Entity Address, Address Line Two	Camana Bay, PO Box 757
Entity Address, Postal Zip Code	KY1-9006
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
City Area Code	1 345
Local Phone Number	640 4900
Contact Personnel Name	Ana Cristina Russo